                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-1

                                  JUNE 30, 2000
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                          SEPARATE ACCOUNT VA-1 FUNDING
                                 THE CHAIRMAN-TM-
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713




--------------------------------------------------------------------------------

                                  JUNE 30, 2000
                               SEMI-ANNUAL REPORTS

                        VARIABLE INSURANCE PRODUCTS FUND
                       VARIABLE INSURANCE PRODUCTS FUND II

                 PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109

                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116



The Semi-Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Semi-Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------
This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)

                                                                      VARIABLE INSURANCE PRODUCTS FUND
                                           ---------------------------------------------------------------------------------------
                                                   VIP                VIP                                                VIP
                                                  MONEY             EQUITY-            VIP              VIP             HIGH
                                                  MARKET             INCOME           GROWTH          OVERSEAS         INCOME
ASSETS                                           DIVISION           DIVISION         DIVISION         DIVISION        DIVISION
                                           ---------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                     $      8,299,736    $    24,359,134  $   36,796,583    $   3,830,449   $   2,603,440
Dividends receivable                                 41,367                  -               -                -               -
Due from (to) general account                           846              1,167           1,502              130              63
                                           ---------------------------------------------------------------------------------------

NET ASSETS                                 $      8,341,949    $    24,360,301  $   36,798,085    $   3,830,579   $   2,603,503
                                           =======================================================================================



Unit value                                 $           5.67    $          6.89  $        11.17    $        8.22   $        5.60
                                           =======================================================================================

Units outstanding                                 1,472,096          3,538,077       3,294,130          465,952         464,786
                                           =======================================================================================

Cost of investments                        $      8,299,736    $    25,436,112  $   30,765,652    $   3,405,456   $   2,964,142
                                           =======================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)


                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                             ---------------------------------------------------------------------------------------
                                                    VIPII             VIPII            VIPII               VIPII             MFS
                                                 INVESTMENT           ASSET            INDEX              CONTRA-          EMERGING
                                                 GRADE BOND          MANAGER            500                FUND             GROWTH
ASSETS                                            DIVISION          DIVISION          DIVISION           DIVISION          DIVISION
                                             ---------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                       $    4,032,045     $    7,211,659   $   42,752,470    $     21,485,367    $  28,965,750
Dividends receivable                                      -                  -                -                   -                -
Due from (to) general account                          (679)               306            1,991                 824              207
                                             ---------------------------------------------------------------------------------------

NET ASSETS                                   $    4,031,366     $    7,211,965   $   42,754,461     $    21,486,191    $  28,965,957
                                             =======================================================================================


Unit value                                   $         5.71     $         7.19   $         9.38     $          9.15    $       12.72
                                             =======================================================================================

Units outstanding                                   705,442          1,003,270        4,557,839           2,347,207        2,277,029
                                             =======================================================================================

Cost of investments                          $    4,279,413     $    7,410,388   $   34,943,719     $    19,850,103    $  18,414,081
                                             =======================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)


                                                                         MFS VARIABLE INSURANCE TRUST
                                            ----------------------------------------------------------------------------------------
                                                                     MFS                                                    MFS
                                                   MFS              GROWTH           MFS TOTAL           MFS              CAPITAL
                                                 RESEARCH        WITH INCOME          RETURN          UTILITIES        OPPORTUNITIES
ASSETS                                           DIVISION          DIVISION          DIVISION          DIVISION          DIVISION
                                            ----------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                      $    23,679,673   $    14,284,985   $   16,875,792    $   14,608,378     $   13,107,651
Dividends receivable                                      -                 -                -                 -                  -
Due from (to) general account                         1,068               667             (181)              466                (72)
                                            ----------------------------------------------------------------------------------------

NET ASSETS                                  $    23,680,741   $    14,285,652   $   16,875,611    $   14,608,844     $   13,107,579
                                            ========================================================================================


Unit value                                  $          8.99   $          7.86   $         6.66    $         9.51     $        11.97
                                            ========================================================================================

Units outstanding                                 2,634,188         1,818,290        2,532,009         1,536,293          1,095,283
                                            ========================================================================================

Cost of investments                         $    18,588,297   $    13,025,431   $   16,985,037    $   12,758,935     $   10,019,329
                                            ========================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                ------------------------------------------------------------------------------------
                                                      VIP              VIP                                                  VIP
                                                     MONEY           EQUITY-            VIP               VIP               HIGH
                                                     MARKET          INCOME            GROWTH          OVERSEAS            INCOME
                                                    DIVISION        DIVISION          DIVISION         DIVISION           DIVISION
                                                ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                    $   274,162     $     423,928    $       37,207     $      51,852     $    193,696
   Capital gains distributions                            -         1,597,123         3,702,113           326,527                -
Expenses
   Mortality and expense risk charge                 68,693           170,006           253,712            25,505           19,910
                                                ------------------------------------------------------------------------------------
Net investment income (expense)                     205,469         1,851,045         3,485,608           352,874          173,786

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss)                               -           (44,509)        1,055,496            34,082          (98,889)
   Net unrealized appreciation (depreciation)
           Beginning of period                            -         1,028,036         8,935,012           923,056         (132,757)

           End of period                                  -        (1,076,978)        6,030,931           424,993         (360,702)
                                                ------------------------------------------------------------------------------------

   Net change in unrealized appreciation
       (depreciation) during the period                   -        (2,105,014)       (2,904,081)         (498,063)        (227,945)
                                                ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                             -        (2,149,523)       (1,848,585)         (463,981)        (326,834)
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $   205,469     $    (298,478)   $    1,637,023     $    (111,107)    $   (153,048)
                                                ====================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                 VARIABLE INSURANCE PRODUCTS FUND II
                                                ------------------------------------------------------------------------------------
                                                       VIPII            VIPII             VIPII           VIPII             MFS
                                                    INVESTMENT          ASSET             INDEX          CONTRA-          EMERGING
                                                    GRADE BOND         MANAGER             500             FUND            GROWTH
                                                     DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                                ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                    $     285,524     $     230,746     $      433,570   $      73,597      $         -
   Capital gains distributions                              -           543,623            189,524       2,671,574        1,533,459
Expenses
   Mortality and expense risk charge                   28,776            50,773            285,173         139,020          183,827
                                                ------------------------------------------------------------------------------------
Net investment income (expense)                       256,748           723,596            337,921       2,606,151        1,349,632

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
   Net realized gain (loss)                           (23,414)          (18,376)           648,613         179,032          360,559
   Net unrealized appreciation (depreciation)
            Beginning of period                      (112,329)          553,164          8,956,615       4,399,909       11,694,836

            End of period                            (247,368)         (198,729)         7,808,751       1,635,264       10,551,669
                                                ------------------------------------------------------------------------------------

   Net change in unrealized appreciation
       (depreciation) during the period              (135,039)         (751,893)        (1,147,864)     (2,764,645)      (1,143,167)
                                                ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (158,453)         (770,269)          (499,251)     (2,585,613)        (782,608)
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $      98,295     $     (46,673)    $     (161,330)  $      20,538      $   567,024
                                                ====================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                               MFS VARIABLE INSURANCE TRUST
                                               -------------------------------------------------------------------------------------
                                                                    MFS                 MFS                                 MFS
                                                   MFS             GROWTH              TOTAL             MFS              CAPITAL
                                                RESEARCH        WITH INCOME           RETURN          UTILITIES        OPPORTUNITIES
                                                DIVISION          DIVISION           DIVISION          DIVISION          DIVISION
                                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends                                   $       8,584     $      65,451   $      410,861     $    144,223     $           -
    Capital gains distributions                     1,473,480           118,847          395,623        1,087,248           996,805
Expenses
    Mortality and expense risk charge                 141,366           102,087          120,165           97,024            76,330
                                               -------------------------------------------------------------------------------------
Net investment income (expense)                     1,340,698            82,211          686,319        1,134,447           920,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss)                          270,343           220,506          121,680           68,096            94,846
    Net unrealized appreciation (depreciation)
          Beginning of period                       5,042,578         1,515,078          273,504        2,452,662         3,040,120

          End of period                             5,091,376         1,259,554         (109,245)       1,849,443         3,088,322
                                               -------------------------------------------------------------------------------------

    Net change in unrealized appreciation
     (depreciation) during the period                  48,798          (255,524)        (382,749)        (603,219)           48,202
                                               -------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                          319,141           (35,018)        (261,069)        (535,123)          143,048
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $   1,659,839     $      47,193   $      425,250     $    599,324     $   1,063,523
                                               =====================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                               -------------------------------------------------------------------------------------
                                                      VIP                VIP                                                  VIP
                                                     MONEY             EQUITY-            VIP               VIP              HIGH
                                                     MARKET            INCOME            GROWTH           OVERSEAS          INCOME
SIX MONTHS ENDED JUNE 30, 2000                      DIVISION          DIVISION          DIVISION          DIVISION         DIVISION
(UNAUDITED)                                    -------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $      205,469    $    1,851,045   $    3,485,608   $      352,874    $      173,786
    Net realized gain (loss) on investments                 -           (44,509)       1,055,496           34,082           (98,889)
    Net change in unrealized appreciation
        (depreciation)  on investments                      -        (2,105,014)      (2,904,081)        (498,063)         (227,945)
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    operations                                        205,469          (298,478)       1,637,023         (111,107)         (153,048)
FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                  1,372,779           820,322        2,072,241          273,331           103,447
    Withdrawals                                    (1,352,261)         (685,569)      (2,521,832)        (178,242)         (217,569)
    Transfers between Separate Account
        VA-1 divisions, net                        (5,213,259)         (735,690)       1,456,441          212,686           (21,717)
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    contract related transactions                  (5,192,741)         (600,937)       1,006,850          307,775          (135,839)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets              (4,987,272)         (899,415)       2,643,873          196,668          (288,887)
Net assets, beginning of period                    13,329,221        25,259,716       34,154,212        3,633,911         2,892,390
                                               -------------------------------------------------------------------------------------
Net assets, end of period                      $    8,341,949    $   24,360,301   $   36,798,085   $    3,830,579    $    2,603,503
                                               =====================================================================================

YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $      387,970    $      666,961   $    1,737,917    $      61,280    $      234,596
    Net realized gain (loss) on investments                 -           176,490          211,816            5,202          (141,543)
    Net change in unrealized appreciation
        (depreciation) on investments                       -          (155,078)       5,917,216          867,018           101,485
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    operations                                        387,970           688,373        7,866,949          933,500           194,538
FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                  6,161,620         5,939,634        8,496,487          361,794           483,012
    Withdrawals                                      (403,806)       (1,415,140)        (997,367)        (158,652)         (176,331)
    Transfers between Separate Account
        VA-1 divisions, net                        (1,550,541)          (81,381)       1,260,351          118,843          (375,225)
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    contract related transactions                   4,207,273         4,443,113        8,759,471          321,985           (68,544)
                                               -------------------------------------------------------------------------------------
Net increase in net assets                          4,595,243         5,131,486       16,626,420        1,255,485           125,994
Net assets, beginning of year                       8,733,978        20,128,230       17,527,792        2,378,426         2,766,396
                                               -------------------------------------------------------------------------------------
Net assets, end of year                        $   13,329,221    $   25,259,716   $   34,154,212    $   3,633,911    $    2,892,390

                                               =====================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                               VARIABLE INSURANCE PRODUCTS FUND II
                                               -------------------------------------------------------------------------------------
                                                     VIPII           VIPII            VIPII            VIPII            MFS
                                                  INVESTMENT         ASSET            INDEX           CONTRA-         EMERGING
                                                  GRADE BOND        MANAGER            500             FUND            GROWTH
SIX MONTHS ENDED JUNE 30, 2000                     DIVISION        DIVISION          DIVISION        DIVISION         DIVISION
(UNAUDITED)                                    -------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $      256,748    $       723,596   $     337,921   $    2,606,151   $     1,349,632
    Net realized gain (loss) on investments           (23,414)           (18,376)        648,613          179,032           360,559
    Net change in unrealized
        (depreciation) on investments                (135,039)          (751,893)     (1,147,864)      (2,764,645)       (1,143,167)
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    operations                                         98,295            (46,673)       (161,330)          20,538           567,024
FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                    104,311            363,322       2,325,108        1,519,686         1,511,326
    Withdrawals                                      (180,586)          (236,061)     (1,841,734)        (896,308)         (907,414)
    Transfers between Separate Account
     VA-1 divisions, net                             (195,441)           (77,220)         11,677          708,166         2,462,324
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    Contract related transactions                    (271,716)            50,041         495,051        1,331,544         3,066,236
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets                (173,421)             3,368         333,721        1,352,082         3,633,260
Net assets, beginning of period                     4,204,787          7,208,597      42,420,740       20,134,109        25,332,697
                                               -------------------------------------------------------------------------------------
Net assets, end of period                      $    4,031,366    $     7,211,965   $  42,754,461   $   21,486,191   $    28,965,957
                                               =====================================================================================

YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $      135,369    $       330,617  $      (13,978)  $      296,625    $     (205,655)
    Net realized gain (loss) on investments            (6,167)             2,023         473,358          199,923           307,184
    Net change in unrealized
        (depreciation) on investments                (215,545)           232,069       5,143,061        2,577,362         9,647,183
Net increase (decrease) in net assets from     -------------------------------------------------------------------------------------
    operations                                        (86,343)           564,709       5,602,441        3,073,910         9,748,712
FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                  1,044,185          1,579,419      12,171,546        5,996,698         4,087,052
    Withdrawals                                      (194,643)          (357,559)     (1,626,431)        (632,746)         (619,611)
    Transfers between Separate Account
     VA-1 divisions, net                               33,482            (23,131)        252,623         (122,418)          125,053
Net increase in net assets from contract       -------------------------------------------------------------------------------------
    related transactions                              883,024          1,198,729      10,797,738        5,241,534         3,592,494
                                               -------------------------------------------------------------------------------------
Net increase in net assets                            796,681          1,763,438      16,400,179        8,315,444        13,341,206
Net assets, beginning of year                       3,408,106          5,445,159      26,020,561       11,818,665        11,991,491
                                               -------------------------------------------------------------------------------------
Net assets, end of year                        $    4,204,787    $     7,208,597  $   42,420,740   $   20,134,109    $   25,332,697
                                               =====================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                              MFS VARIABLE INSURANCE TRUST
                                             ---------------------------------------------------------------------------------------
                                                                   MFS                 MFS                                   MFS
                                                 MFS             GROWTH               TOTAL                MFS             CAPITAL
                                             RESEARCH         WITH INCOME            RETURN            UTILITIES       OPPORTUNITIES
SIX MONTHS ENDED JUNE 30, 2000                DIVISION          DIVISION             DIVISION           DIVISION          DIVISION
(UNAUDITED)                                  ---------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)             $    1,340,698   $         82,211   $     686,319   $    1,134,447   $       920,475
   Net realized gain (loss)  on investments           270,343            220,506         121,680           68,096            94,846
   Net change in unrealized appreciation
      (depreciation) on investments                    48,798           (255,524)       (382,749)        (603,219)           48,202
Net increase (decrease) in net assets from   ---------------------------------------------------------------------------------------
   operations                                       1,659,839             47,193         425,250          599,324         1,063,523
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                     886,981            626,223         280,011          898,597         1,028,854
   Withdrawals                                       (912,757)          (486,647)       (542,679)        (419,825)         (436,219)
   Transfers between Separate Account
      VA-1 divisions, net                             647,390           (686,022)     (1,162,792)       1,241,829         1,647,569
Net increase (decrease) in net assets from   ---------------------------------------------------------------------------------------
   contract related transactions                      621,614           (546,446)     (1,425,460)       1,720,601         2,240,204
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets               2,281,453           (499,253)     (1,000,210)       2,319,925         3,303,727
Net assets, beginning of period                    21,399,288         14,784,905      17,875,821       12,288,919         9,803,852
                                             ---------------------------------------------------------------------------------------
Net assets, end of period                      $   23,680,741   $     14,285,652   $  16,875,611   $   14,608,844   $    13,107,579
                                             =======================================================================================

YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)             $      (41,930)  $        (93,742)  $     634,819   $      453,189   $       (75,116)
   Net realized gain (loss) on investments            386,598            250,078         186,241          165,818           278,487
   Net change in unrealized appreciation
      (depreciation) on investments                 3,250,814            422,518        (697,334)       1,952,089         2,535,759
Net increase (decrease) in net assets from   ---------------------------------------------------------------------------------------
    operations                                      3,595,482            578,854         123,726        2,571,096         2,739,130
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                   4,061,296          4,875,355       4,482,659        3,624,544         2,414,391
   Withdrawals                                     (1,005,043)          (630,995)     (1,184,152)        (617,060)         (455,798)
    Transfers between Separate Account
     VA-1 divisions, net                             (638,285)           (89,377)       (294,661)         349,318           375,655
Net increase in net assets from contract     ---------------------------------------------------------------------------------------
  related transactions                              2,417,968          4,154,983       3,003,846        3,356,802         2,334,248
                                             ---------------------------------------------------------------------------------------
Net increase in net assets                          6,013,450          4,733,837       3,127,572        5,927,898         5,073,378
Net assets, beginning of year                      15,385,838         10,051,068      14,748,249        6,361,021         4,730,474
                                             ---------------------------------------------------------------------------------------
Net assets, end of year                        $   21,399,288   $     14,784,905   $  17,875,821   $   12,288,919   $     9,803,852
                                             =======================================================================================









SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman-TM- Combination Fixed and Variable Annuity Contracts (the Contracts).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded on the ex-dividend date. Realized gains and losses on sales of the Account shares are determined on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

3.   CONTRACT CHARGES

     Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin charges $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $1,817,800 for the six months ended June 30, 2000 and $2,885,000 for the year ended December 31, 1999.

     American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:


                                                                      VARIABLE INSURANCE PRODUCTS FUND
                                              ---------------------------------------------------------------------------------
                                                  VIP            VIP                                                VIP
                                                 MONEY         EQUITY-             VIP              VIP             HIGH
                                                 MARKET         INCOME           GROWTH          OVERSEAS          INCOME
SIX MONTHS ENDED JUNE 30, 2000                  DIVISION       DIVISION         DIVISION         DIVISION         DIVISION
(UNAUDITED)                                   ---------------------------------------------------------------------------------
Unit value, beginning of period                     $5.54         $6.96             $10.66           $8.46            $5.91
                                              =================================================================================
Unit value, end of period                           $5.67         $6.89             $11.17           $8.22            $5.60
                                              =================================================================================

Number of units outstanding,
  beginning of period                           2,405,743     3,628,549          3,203,599         429,458          489,147

Net contract purchase payments                    244,612       121,520            190,701          32,549           17,606

Withdrawals                                      (241,317)     (101,404)          (233,095)        (21,508)         (38,407)

Transfers between Separate Account
  VA-1 divisions, net                            (936,942)     (110,588)           132,925          25,453           (3,560)
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
  end of period                                 1,472,096     3,538,077          3,294,130         465,952          464,786
                                              =================================================================================


YEAR ENDED DECEMBER 31, 1999
Unit value, beginning of year                       $5.34          $6.73             $7.94            $6.20           $5.54
                                             ==================================================================================

Unit value, end of year                             $5.54          $6.96            $10.66            $8.46           $5.91
                                              =================================================================================

Number of units outstanding,
  beginning of year                             1,634,822      2,991,972         2,207,408          383,712         499,418

Net contract purchase payments                  1,138,347        847,264           972,450           54,281          83,357

Withdrawals                                       (74,314)      (200,988)         (112,513)         (23,786)        (29,801)

Transfers between Separate Account
  VA-1's Divisions, net                          (293,112)        (9,699)          136,254           15,251         (63,827)
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
  end of year                                   2,405,743      3,628,549         3,203,599          429,458         489,147
                                              =================================================================================

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:


                                                            VARIABLE INSURANCE  PRODUCTS FUND II
                                              ---------------------------------------------------------------------------------
                                                  VIPII            VIPII             VIPII           VIPII           MFS
                                                INVESTMENT         ASSET             INDEX          CONTRA-        EMERGING
                                                GRADE BOND        MANAGER             500             FUND          GROWTH
SIX MONTHS ENDED JUNE 30, 2000                   DIVISION        DIVISION          DIVISION         DIVISION       DIVISION
(UNAUDITED)                                   ---------------------------------------------------------------------------------
Unit value, beginning of period                   $5.58              $7.23              $9.43           $9.15          $12.41
                                              =================================================================================
Unit value, end of period                         $5.71              $7.19              $9.38           $9.15          $12.72
                                              =================================================================================

Number of units outstanding,
  beginning of period                            753,885           996,623          4,500,014       2,199,553       2,040,810

Net contract purchase payments                    18,474            50,586            252,048         165,086         117,637

Withdrawals                                      (32,000)          (32,925)          (197,017)        (96,481)        (69,031)

Transfers between Separate Account
  VA-1 divisions, net                            (34,917)          (11,014)             2,794          79,049         187,613
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
   end of period                                 705,442         1,003,270          4,557,839       2,347,207       2,277,029
                                              =================================================================================

YEAR ENDED DECEMBER 31, 1999
Unit value, beginning of year                     $5.70               $6.64             $8.07           $7.62           $7.48
                                              ---------------------------------------------------------------------------------

Unit value, end of year                           $5.58               $7.23             $9.43           $9.15          $12.41
                                              =================================================================================

Number of units outstanding,
   beginning of year                             598,142            820,384         3,224,829       1,551,801       1,603,087

Net contract purchase payments                   184,940            232,264         1,432,920         740,828         499,530

Withdrawals                                      (34,631)           (52,447)         (189,173)        (77,427)        (74,352)

Transfers between Separate Account
   VA-1's Divisions, net                           5,434             (3,578)           31,438         (15,649)         12,545
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
   end of year                                   753,885            996,623         4,500,014       2,199,553       2,040,810
                                              =================================================================================

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:


                                                                         MFS VARIABLE INSURANCE TRUST
                                             --------------------------------------------------------------------------------------
                                                                   MFS              MFS                                 MFS
                                                   MFS            GROWTH           TOTAL              MFS             CAPITAL
                                                RESEARCH       WITH INCOME        RETURN           UTILITIES       OPPORTUNITIES
SIX MONTHS ENDED JUNE 30, 2000                  DIVISION         DIVISION        DIVISION          DIVISION           DIVISION
(UNAUDITED)                                  --------------------------------------------------------------------------------------
Unit value, beginning of period                   $8.37             $7.83          $6.48             $9.05            $10.86
                                             ======================================================================================
Unit value, end of period                         $8.99             $7.86          $6.66             $9.51            $11.97
                                             ======================================================================================

Number of units outstanding,
  beginning of period                          2,556,910        1,889,006       2,758,393        1,358,316            903,043

Net contract purchase payments                   102,263           81,656          43,790           93,259             87,917

Withdrawals                                     (103,676)         (62,756)        (83,455)         (43,787)           (36,379)

Transfers between Separate Account
  VA-1 divisions, net                             78,691          (89,616)       (186,719)         128,505            140,702
                                             --------------------------------------------------------------------------------------
Number of units outstanding,                   2,634,188        1,818,290       2,532,009        1,536,293          1,095,283
  end of period                              ======================================================================================

YEAR ENDED DECEMBER 31, 1999

Unit value, beginning of year                      $6.95             $7.51          $6.43             $7.04              $7.59
                                             ======================================================================================

Unit value, end of year                            $8.37             $7.83          $6.48             $9.05             $10.86
                                             ======================================================================================

Number of units outstanding,
  beginning of year                            2,214,458         1,338,496      2,294,198           903,586            623,561

Net contract purchase payments                   568,876           646,798        693,249           493,730            284,000

Withdrawals                                     (137,471)          (83,238)      (181,718)          (81,406)           (51,712)

Transfers between Separate Account
  VA-1 Divisions, net                            (88,953)          (13,050)       (47,336)           42,406             47,194
                                             --------------------------------------------------------------------------------------

Number of units outstanding,
  end of year                                  2,556,910         1,889,006      2,758,393         1,358,316            903,043
                                             ======================================================================================


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.